Consolidated statement of changes in equity - USD ($) $ in Millions		Total	Total shareholders’ equity	Called up share capital and share premium	Other equity instruments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	Non-controlling interests
Equity beginning of period at Dec. 31, 2018		$ 194,249	$ 186,253	$ 23,789	$ 22,367	$ 138,191	$ (1,532)	$ (206)	$ (26,133)	$ 29,777	$ 7,996
Profit for the period		9,937	9,216			9,216					721
Other comprehensive expense for the period, net of tax		327	234			(1,297)	1,202	237	92		93
– debt instruments at fair value through other comprehensive income		1,015	1,001				1,001				14
– equity instruments designated at fair value through other comprehensive income		268	201				201				67
– cash flow hedges		239	237					237			2
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,445)	(1,445)			(1,445)
– remeasurement of defined benefit asset/liability		(45)	(38)			(38)					(7)
– share of other comprehensive income of associates and joint ventures		73	73			73
– effects of hyperinflation		113	113			113
– exchange differences		109	92						92		17
Total comprehensive income/(expense) for the period		10,264	9,450			7,919	1,202	237	92		814
Shares issued under employee remuneration and share plans		15	15	490		(475)
Shares issued in lieu of dividends and amounts arising thereon		1,160	1,160			1,160
Dividends to shareholders		(5,431)	(4,915)			(4,915)					(516)
Cost of share-based payment arrangements		255	255			255
Other movements		362	458			458					(96)
Equity end of period at Jun. 30, 2019		200,874	192,676	24,279	22,367	142,593	(330)	31	(26,041)	29,777	8,198
Equity beginning of period at Dec. 31, 2018		194,249	186,253	23,789	22,367	138,191	(1,532)	(206)	(26,133)	29,777	7,996
Transfers						2,475
Equity end of period at Dec. 31, 2019		192,668	183,955	24,278	20,871	136,679	(108)	(2)	(25,133)	27,370	8,713
Equity beginning of period at Jun. 30, 2019		200,874	192,676	24,279	22,367	142,593	(330)	31	(26,041)	29,777	8,198
Profit for the period		(1,229)	(1,833)			(1,833)					604
Other comprehensive expense for the period, net of tax		690	635			(462)	222	(33)	908		55
– debt instruments at fair value through other comprehensive income		137	145				145				(8)
– equity instruments designated at fair value through other comprehensive income		98	77				77				21
– cash flow hedges		(33)	(33)					(33)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(557)	(557)			(557)
– remeasurement of defined benefit asset/liability		58	43			43					15
– share of other comprehensive income of associates and joint ventures		(52)	(52)			(52)
– effects of hyperinflation		104	104			104
– exchange differences		935	908						908		27
Total comprehensive income/(expense) for the period		(539)	(1,198)			(2,295)	222	(33)	908		659
Shares issued under employee remuneration and share plans		47	47	67		(20)
Shares issued in lieu of dividends and amounts arising thereon		1,527	1,527			1,527
Dividends to shareholders		(7,029)	(6,768)			(6,768)					(261)
Redemption of securities	[1]	(1,508)	(1,508)		(1,496)	(12)
Transfers	[2]					2,475				(2,475)
Cost of share-based payment arrangements		223	223			223
Cancellation of shares	[3]	(1,000)	(1,000)	(68)		(1,000)				68
Other movements		73	(44)			(44)					117
Equity end of period at Dec. 31, 2019		192,668	183,955	24,278	20,871	136,679	(108)	(2)	(25,133)	27,370	8,713
Profit for the period		3,125	2,639			2,639					486
Other comprehensive expense for the period, net of tax		1,041	1,066			3,506	1,654	465	(4,559)		(25)
– debt instruments at fair value through other comprehensive income		1,747	1,735				1,735				12
– equity instruments designated at fair value through other comprehensive income		(123)	(81)				(81)				(42)
– cash flow hedges		476	465					465			11
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		2,354	2,354			2,354
– remeasurement of defined benefit asset/liability		1,182	1,195			1,195					(13)
– share of other comprehensive income of associates and joint ventures		(115)	(115)			(115)
– effects of hyperinflation		72	72			72
– exchange differences		(4,552)	(4,559)						(4,559)		7
Total comprehensive income/(expense) for the period		4,166	3,705			6,145	1,654	465	(4,559)		461
Shares issued under employee remuneration and share plans		7	7	336		(329)
Dividends to shareholders		(1,204)	(662)			(662)					(542)
Cost of share-based payment arrangements		195	195			195
Other movements		(611)	(164)		43	(219)	12				(447)
Equity end of period at Jun. 30, 2020		$ 195,221	$ 187,036	$ 24,614	$ 20,914	$ 141,809	$ 1,558	$ 463	$ (29,692)	$ 27,370	$ 8,185

[1]	1In 2019, HSBC Holdings called and later redeemed $1,500m 5.625% perpetual subordinated capital securities on which there were $12m of external issuance costs.
[2]	2Permitted transfers from the merger reserve to retained earnings were made when the investment in HSBC Overseas Holdings (UK) Limited was previously impaired. In 2019, an additional impairment of $2,475m was recognised and a permitted transfer of this amount was made from the merger reserve to retained earnings.
[3]	3In August 2019, HSBC announced a share buy-back of up to $1.0bn, which was completed in September 2019.